Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31
	2014	2013
	(in thousands)
Government institutions	$51	$11
Interest receivable	13	–
Prepaid expenses	101	5

	$165	$16